Share-Based Compensation (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands					1 Months Ended								12 Months Ended
	Mar. 10, 2016 ILS (₪) ₪ / shares shares	Mar. 10, 2016 USD ($) shares	Aug. 04, 2015 shares	Aug. 10, 2014 shares	Feb. 29, 2016 ILS (₪) Individuals ₪ / shares shares	Feb. 29, 2016 USD ($) Individuals shares	May 28, 2015 ILS (₪) ₪ / shares	Aug. 24, 2014 ILS (₪) ₪ / shares shares	Aug. 24, 2014 USD ($) shares	May 29, 2014 ₪ / shares shares	Feb. 14, 2014 ILS (₪) ₪ / shares shares	Feb. 14, 2014 USD ($) shares	Dec. 31, 2017	Dec. 31, 2016	Feb. 27, 2017 ₪ / shares	Feb. 27, 2017 $ / shares	Nov. 06, 2016 ₪ / shares	Nov. 06, 2016 $ / shares	Mar. 10, 2016 $ / shares	Feb. 29, 2016 $ / shares	May 12, 2015 ₪ / shares	May 12, 2015 $ / shares	Aug. 24, 2014 $ / shares	Jul. 31, 2014 ₪ / shares	Jul. 31, 2014 $ / shares	May 29, 2014 $ / shares	Feb. 14, 2014 $ / shares	Feb. 28, 2013 ₪ / shares	Dec. 31, 2012 ₪ / shares	Dec. 31, 2012 $ / shares
Share-Based Compensation (Textual)
Directors' remuneration expense | ₪							₪ 80
Exercise price per share | (per share)															₪ 1.5	$ 0.38	₪ 1.8	$ 0.46			₪ 1.5	$ 0.38		₪ 0.9	$ 0.23			₪ 1.5	₪ 0.8	$ 0.21
Share options outstanding weighted average remaining contractual life													6 years 10 months 10 days	7 years 10 months 10 days
External director [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement								80,000	80,000		80,000	80,000
Fair value of options granted								₪ 39	$ 10		₪ 42	$ 11
Share-based payment of option vested period											3 years	3 years
Exercise price per share | (per share)								₪ 0.96			₪ 0.869												$ 0.25				$ 0.22
Additional director [Member]
Share-Based Compensation (Textual)
The number of shares issued for services				1,500,000				500,000	500,000
Description of share-based payment arrangement				The vesting period of the options is three years and they are exercisable at an exercise price equal to 130% of the average closing rate of the Company's ordinary shares on the TASE at the end of the 30 trading days that preceded the date of grant of the options. 500,000 of the options will be granted without any conditions and the other 1,000,000 options will be granted if the director is elected as Chairman of the Board.
Exercise price per share | (per share)								₪ 0.96															$ 0.25
Four external advisors [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement					350,000	350,000
Fair value of options granted					₪ 84	$ 22
Description of share-based payment arrangement					3 years	3 years
Number of individuals | Individuals					4	4
Exercise price per share | (per share)					₪ 0.746															$ 0.19
Dr. Babecoff [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement			5,929,503
Issued and paid up capital, percentage							2.50%
External advisor [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement	100,000	100,000
Fair value of options granted	₪ 22	$ 6
Exercise price per share | (per share)	₪ 0.746																		$ 0.19
Officers and employees [Member]
Share-Based Compensation (Textual)
Number of share options granted in share based payment arrangement	3,780,000	3,780,000
Fair value of options granted | ₪	₪ 1,127
Description of share-based payment arrangement	The options are exercisable for ten years and vest over a period of three years from the date of grant.	The options are exercisable for ten years and vest over a period of three years from the date of grant.
Percentage of option exercise price	130.00%	130.00%
Par value per share | ₪ / shares	₪ 0.0000001
Fair value of options granted price per share | ₪ / shares	₪ 0.298
Number of share options exercisable	3,780,000	3,780,000
Third party [Member] | Consultant agreement [Member]
Share-Based Compensation (Textual)
The number of shares issued for services										1,000,000
Description of share-based payment arrangement										5 years
Description of vesting requirements for share-based payment arrangement										2 years
Number of share options exercisable										1,000,000
Third party [Member] | Vesting one [Member]
Share-Based Compensation (Textual)
Number of share options exercisable										500,000
Exercise price per share | (per share)										₪ 1																$ 0.26
Third party [Member] | Vesting two [Member]
Share-Based Compensation (Textual)
Number of share options exercisable										500,000
Exercise price per share | (per share)										₪ 2.5																$ 0.64
CEO [Member]
Share-Based Compensation (Textual)
Fair value of options granted | ₪							₪ 1,671
Directors' remuneration expense | ₪							₪ 80
Issued and paid up capital, percentage							5.00%
Percentage of option exercise price							130.00%
Fair value of options granted price per share | ₪ / shares							₪ 0.28
Plan [Member]
Share-Based Compensation (Textual)
Share-based payment of option vested period													10 years
Description of share-based payment arrangement													The options generally vest over a period of three or four years.